UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-8699
                                   811-10019

Name of Fund:  Merrill Lynch U.S. High Yield Fund, Inc.
               Master U.S. High Yield Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch U.S. High Yield Fund, Inc. and Master U.S. High Yield Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/06

Date of reporting period: 04/01/2005 - 06/30/05

Item 1 - Schedule of Investments


Merrill Lynch U.S. High Yield Fund

Schedule of Investments as of June 30, 2005

              Beneficial Interest    Mutual Funds                                                                       Value
                  $   364,901,876    Master U.S. High Yield Trust                                                $    395,121,598

                                     Total  Mutual Funds (Cost - $382,404,139) - 110.4%                               395,121,598

                                     Total Investments (Cost-$382,404,139 ) - 110.4%                                  395,121,598
                                     Liabilities in Excess of Other Assets -(10.4%)                                  (37,352,966)
                                                                                                                 ----------------
                                     Net Assets - 100.0%                                                         $    357,768,632
                                                                                                                 ================


Master U.S. High Yield Trust


Schedule of Investments as of June 30, 2005
                                   Face
Industry+                         Amount     Corporate Bonds                                                             Value
Aerospace & Defense -       $   1,650,000    DynCorp International LLC, 9.50% due 2/15/2013 (d)                   $     1,534,500
0.5%                              425,000    Standard Aero Holdings, Inc., 8.25% due 9/01/2014 (d)                        448,375
                                                                                                                  ---------------
                                                                                                                        1,982,875

Airlines - 0.8%                 1,850,000    American Airlines, Inc. Class C, 7.80% due 4/01/2008                       1,758,096
                                  258,103    Continental Airlines, Inc. Series 1998-1-C, 6.541% due 9/15/2009             230,266
                                1,200,000    Evergreen International Aviation, Inc., 12% due 5/15/2010                    873,000
                                                                                                                  ---------------
                                                                                                                        2,861,362

Automotive - 6.3%               1,700,000    Advanced Accessory Holdings Corp., 13.25%** due 12/15/2011                   501,500
                                             American Tire Distributors, Inc. (d):
                                3,525,000        9.754% due 4/01/2012 (a)                                               3,366,375
                                2,650,000        10.75% due 4/01/2013                                                   2,530,750
                                2,000,000    Asbury Automotive Group, Inc., 8% due 3/15/2014                            1,930,000
                                4,510,000    Cooper-Standard Automotive, Inc., 8.375% due 12/15/2014                    3,562,900
                                  175,000    Delco Remy International, Inc., 9.375% due 4/15/2012                         140,000
                                2,625,000    Exide Technologies,10.50% due 3/15/2013 (d)                                2,100,000
                                7,098,000    Metaldyne Corp., 11% due 6/15/2012                                         4,595,955
                                1,300,000    Tenneco Automotive, Inc., 8.625% due 11/15/2014                            1,306,500
                                2,500,000    Triad Acquisition Corp., 11.125% due 5/01/2013 (d)                         2,531,250
                                                                                                                  ---------------
                                                                                                                       22,565,230

Broadcasting - 3.7%             1,650,000    Emmis Communications Corp., 9.314% due 6/15/2012 (a)(d)                    1,678,875
                                6,100,000    Granite Broadcasting Corp., 9.75% due 12/01/2010                           5,673,000
                                5,225,000    Paxson Communications Corp., 12.272%** due 1/15/2009                       4,885,375
                                1,100,000    Young Broadcasting, Inc., 8.75% due 1/15/2014                                973,500
                                                                                                                  ---------------
                                                                                                                       13,210,750

Cable - International - 0.4%    1,525,000    Kabel Deutschland GmbH, 10.625% due 7/01/2014 (d)                          1,654,625

Cable - U.S. - 4.6%             1,925,000    Adelphia Communications Corp., 6% due 2/15/2006 (g)(h)                        96,250
                                             Charter Communications Holdings LLC:
                                1,981,000        8.625% due 4/01/2009                                                   1,470,892
                                1,200,000        9.625% due 11/15/2009                                                    897,000
                                3,000,000        10% due 4/01/2009                                                      2,317,500
                                2,200,000    Charter Communications, Inc., 5.875% due 11/16/2009 (d)(h)                 1,410,750
                                4,419,000    Loral Cyberstar, Inc., 10% due 7/15/2006 (g)                               3,402,630
                                             New Skies Satellites, BV (d):
                                  675,000         8.539% due 11/01/2011                                                   688,500
                                  500,000         9.125% due 11/01/2012                                                   496,250
                                2,112,000    PanAmSat Corp., 9% due 8/15/2014                                           2,304,720
                                2,100,000    Rainbow National Services LLC, 10.375% due 9/01/2014 (d)                   2,415,000
                                1,550,000    Zeus Special Subsidiary Ltd., 9.25%** due 2/01/2015 (d)                    1,034,625
                                                                                                                  ---------------
                                                                                                                       16,534,117

Chemicals - 5.3%                2,925,000    Huntsman International, LLC, 9.875% due 3/01/2009                          3,129,750
                                2,800,000    MacDermid, Inc., 9.125% due 7/15/2011                                      3,017,000
                                5,050,000    Omnova Solutions, Inc., 11.25% due 6/01/2010                               5,302,500
                                             PolyOne Corp.:
                                3,125,000        10.625% due 5/15/2010                                                  3,304,687
                                2,625,000        8.875% due 5/01/2012                                                   2,592,187
                                1,495,000    Terra Capital, Inc., 11.50% due 6/01/2010                                  1,704,300
                                                                                                                  ---------------
                                                                                                                       19,050,424

Consumer - Durables - 0.4%      3,650,000    Simmons Co., 10.213%** due 12/15/2014 (d)                                  1,642,500

Consumer - Non-Durables -       2,000,000    Ames True Temper, Inc., 10% due 7/15/2012                                  1,610,000
2.1%                            3,975,000    Levi Strauss & Co., 8.254% due 4/01/2012 (a)                               3,756,375
                                2,375,000    Remington Arms Co., Inc., 10.50% due 2/01/2011                             2,244,375
                                                                                                                  ---------------
                                                                                                                        7,610,750

Diversified Media - 2.6%          750,000    CanWest Media, Inc., 8% due 9/15/2012                                        789,375
                                1,175,000    Dex Media, Inc., 8% due 11/15/2013                                         1,248,438
                                1,100,000    Dex Media West LLC, 9.875% due 8/15/2013                                   1,254,000
                                4,700,000    Liberty Media Corp., 0.75% due 3/30/2023 (h)                               4,958,500
                                             Universal City Florida Holding Co. I:
                                  250,000        8.375% due 5/01/2010                                                     260,625
                                  750,000        8.443% due 5/01/2010 (a)                                                 778,125
                                                                                                                  ---------------
                                                                                                                        9,289,063

Energy - Other - 2.4%           3,300,000    Aventine Renewable Energy Holdings, Inc., 9.41%
                                             due 12/15/2011 (a)(d)                                                      3,168,000
                                  473,000    Parker Drilling Co. Series B,10.125% due 11/15/2009                          496,650
                                3,425,000    Star Gas Partners LP, 10.25% due 2/15/2013                                 3,185,250
                                1,800,000    Suburban Propane Partners, LP, 6.875% due 12/15/2013 (d)                   1,710,000
                                                                                                                  ---------------
                                                                                                                        8,559,900

Financial - 1.9%                4,075,000    Fairfax Financial Holdings Ltd., 7.75% due 4/26/2012                       3,871,250
                                2,700,000    Refco Finance Holdings LLC, 9% due 8/01/2012                               2,862,000
                                                                                                                  ---------------
                                                                                                                        6,733,250

Food & Drug - 1.3%              5,663,000    Duane Reade Inc., 9.75% due 8/01/2011                                      4,615,345

Food & Tobacco - 7.1%           1,850,000    American Seafoods Group LLC, 10.125% due 4/15/2010                         1,984,125
                                  750,000    AmeriQual Group LLC, 9% due 4/01/2012 (d)                                    765,000
                                  238,409    Archibald Candy Corp., 10% due 11/01/2007 (g)                                 72,881
                                             Commonwealth Brands, Inc. (d):
                                3,000,000        9.75% due 4/15/2008                                                    3,157,500
                                3,925,000        10.625% due 9/01/2008                                                  4,131,062
                                  500,000    Del Monte Corp., 6.75% due 2/15/2015 (d)                                     510,000
                                             Doane Pet Care Co.:
                                  300,000        9.75% due 5/15/2007                                                      291,750
                                2,175,000        10.75% due 3/01/2010                                                   2,300,063
                                             Dole Food Co., Inc.:
                                1,875,000        7.25% due 6/15/2010                                                    1,903,125
                                  846,000        8.875% due 3/15/2011                                                     903,105
                                2,900,000    Landry's Restaurants, Inc. Series B, 7.50% due 12/15/2014                  2,805,750
                                2,000,000    Merisant Co., 10.75% due 7/15/2013 (d)                                     1,420,000
                                3,800,000    Mrs. Fields Famous Brands, LLC, 11.50% due 3/15/2011                       3,572,000
                                5,025,000    Tabletop Holdings Inc., 13.24%** due 5/15/2014 (d)                         1,758,750
                                                                                                                  ---------------
                                                                                                                       25,575,111

Gaming - 1.3%                   4,520,000    Majestic Star Casino LLC, 9.50% due 10/15/2010                             4,655,600

Health Care - 4.5%                           Alpharma, Inc.:
                                3,200,000        3% due 6/01/2006 (h)                                                   4,064,000
                                3,950,000        8.625% due 5/01/2011 (d)                                               3,861,125
                                  781,000    Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008                816,145
                                1,475,000    Select Medical Corp., 7.625% due 2/01/2015 (d)                             1,460,250
                                1,975,000    Team Health, Inc., 9% due 4/01/2012                                        2,054,000
                                2,650,000    US Oncology, Inc., 10.75% due 8/15/2014                                    2,888,500
                                1,000,000    Ventas Realty, LP, 9% due 5/01/2012                                        1,150,000
                                                                                                                  ---------------
                                                                                                                       16,294,020

Housing - 1.5%                               Building Materials Corp. of America:
                                  500,000        8% due 12/01/2008                                                        495,000
                                1,350,000        7.75% due 8/01/2014                                                    1,248,750
                                1,725,000    Goodman Global Holding Co., Inc., 7.875% due 12/15/2012 (d)                1,595,625
                                1,625,000    Nortek, Inc., 8.50% due 9/01/2014                                          1,511,250
                                  425,000    Texas Industries, Inc., 7.25% due 7/15/2013 (d)                              435,625
                                                                                                                  ---------------
                                                                                                                        5,286,250

Information Technology -        5,300,000    Advanced Micro Devices, Inc., 7.75% due 11/01/2012                         5,220,500
4.6%                                         Amkor Technology, Inc.:
                                2,250,000        10.50% due 5/01/2009                                                   1,940,625
                                2,925,000        7.125% due 3/15/2011                                                   2,530,125
                                3,000,000    Cypress Semiconductor Corp., 1.25% due 6/15/2008 (h)                       3,172,500
                                2,240,000    Quantum Corp., 4.375% due 8/01/2010 (h)                                    2,130,800
                                1,225,000    Telcordia Technologies Inc., 10% due 3/15/2013 (d)                         1,145,375
                                  525,000    Viasystems, Inc., 10.50% due 1/15/2011                                       483,000
                                                                                                                  ---------------
                                                                                                                       16,622,925

Leisure - 0.1%                    325,000    Intrawest Corp., 7.50% due 10/15/2013                                        333,531

Manufacturing - 8.2%            3,075,000    Altra Industrial Motion, Inc., 9% due 12/01/2011 (d)                       2,905,875
                                3,000,000    Case New Holland, Inc., 6% due 6/01/2009                                   2,880,000
                                1,750,000    Columbus McKinnon Corp., 10% due 8/01/2010                                 1,898,750
                                6,000,000    EaglePicher Inc., 9.75% due 9/01/2013 (g)                                  4,140,000
                                4,200,000    FastenTech, Inc., 11.50% due 5/01/2011                                     4,557,000
                                3,325,000    Invensys Plc, 9.875% due 3/15/2011 (d)                                     3,175,375
                                1,850,000    Mueller Group, Inc., 10% due 5/01/2012                                     1,942,500
                                2,875,000    Propex Fabrics, Inc., 10% due 12/01/2012                                   2,731,250
                                  925,000    Sensus Metering Systems, Inc., 8.625% due 12/15/2013                         860,250
                                4,250,000    Superior Essex Communications LLC, 9% due 4/15/2012                        4,207,500
                                                                                                                  ---------------
                                                                                                                       29,298,500

Metal - Other - 0.6%            3,850,000    Kaiser Aluminum & Chemical, 12.75% due 2/01/2003 (g)                         269,500
                                1,850,000    Novelis, Inc., 7.25% due 2/15/2015 (d)                                     1,856,938
                                                                                                                  ---------------
                                                                                                                        2,126,438

Packaging - 5.2%                             Crown European Holdings SA:
                                1,800,000        9.50% due 3/01/2011                                                    1,989,000
                                2,100,000        10.875% due 3/01/2013                                                  2,467,500
                                             Pliant Corp.:
                                1,650,000        11.125% due 9/01/2009                                                  1,608,750
                                2,850,000        13% due 6/01/2010                                                      2,308,500
                                4,800,000    Portola Packaging, Inc., 8.25% due 2/01/2012                               3,264,000
                                             Tekni-Plex, Inc.:
                                2,125,000        12.75% due 6/15/2010                                                   1,455,625
                                  250,000        8.75% due 11/15/2013 (d)                                                 221,875
                                             US Can Corp.:
                                  700,000        10.875% due 7/15/2010                                                    729,750
                                4,000,000        12.375% due 10/01/2010                                                 3,730,000
                                1,050,000    Wise Metals Group LLC, 10.25% due 5/15/2012                                  882,000
                                                                                                                  ---------------
                                                                                                                       18,657,000

Paper - 3.8%                    1,250,000    Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012                            1,190,625
                                1,375,000    Georgia-Pacific Corp., 9.375% due 2/01/2013                                1,555,469
                                  669,000    Graphic Packaging International Corp., 9.50% due 8/15/2013                   674,017
                                3,600,000    JSG Funding Plc, 9.625% due 10/01/2012                                     3,600,000
                                  200,000    Millar Western Forest Products Ltd., 7.75% due 11/15/2013                    187,500
                                             NewPage Corp. (d):
                                1,525,000        9.943% due 5/01/2012 (a)                                               1,528,812
                                1,900,000        12% due 5/01/2013                                                      1,881,000
                                2,890,000    Western Forest Products, Inc., 15% due 7/28/2009 (c)(d)                    2,918,900
                                                                                                                  ---------------
                                                                                                                       13,536,323

Retail - 1.9%                   2,550,000    General Nutrition Center, 8.625% due 1/15/2011 (d)                         2,358,750
                                1,400,000    Jean Coutu Group, Inc., 8.50% due 8/01/2014                                1,382,500
                                3,000,000    Southern States Cooperative, Inc., 10.50% due 11/01/2010 (d)               2,985,000
                                                                                                                  ---------------
                                                                                                                        6,726,250

Service - 5.6%                               Allied Waste North America, Inc. Series B:
                                3,000,000        5.75% due 2/15/2011                                                    2,805,000
                                2,425,000        7.375% due 4/15/2014                                                   2,243,125
                                1,850,000    Buhrmann US, Inc., 8.25% due 7/01/2014                                     1,850,000
                                  275,000    HydroChem Industrial Services, Inc., 9.25% due 2/15/2013 (d)                 254,375
                                1,075,000    Knowledge Learning Corp., Inc., 7.75% due 2/01/2015 (d)                    1,026,625
                                1,725,000    NationsRent Cos., Inc., 9.50% due 5/01/2015 (d)                            1,707,750
                                1,650,000    Sunstate Equipment Co. LLC, 10.50% due 4/01/2013 (d)                       1,691,250
                                4,975,000    United Rentals North America, Inc., 7.75% due 11/15/2013                   4,887,937
                                             Williams Scotsman, Inc.:
                                2,725,000        9.875% due 6/01/2007                                                   2,738,625
                                  675,000        10% due 8/15/2008                                                        745,963
                                                                                                                  ---------------
                                                                                                                       19,950,650

Telecommunications - 4.0%                    ADC Telecommunications, Inc. (h):
                                1,631,000        1% due 6/15/2008                                                       1,610,613
                                1,500,000        3.996% due 6/15/2013 (a)                                               1,501,875
                                3,275,000    Cincinnati Bell, Inc., 8.375% due 1/15/2014                                3,356,875
                                1,075,000    LCI International, Inc., 7.25% due 6/15/2007                               1,042,750
                                2,050,000    Terremark Worldwide Inc., 9% due 6/15/2009 (d)(h)                          1,901,375
                                2,250,000    Time Warner Telecom Holdings, Inc., 9.25% due 2/15/2014 (d)                2,171,250
                                2,800,000    Time Warner Telecom, Inc., 10.125% due 2/01/2011                           2,800,000
                                                                                                                  ---------------
                                                                                                                       14,384,738

Transportation - 0.2%             750,000    General Maritime Corp., 10% due 3/15/2013                                    813,750

Utility - 6.0%                               Calpine Corp. (d):
                                9,575,000        9.875% due 12/01/2011                                                  7,468,500
                                3,025,000        8.75% due 7/15/2013                                                    2,238,500
                                1,475,000    Calpine Generating Co. LLC, 12.39% due 4/01/2011 (a)                       1,342,250
                                2,070,000    Centerpoint Energy, Inc., 3.75% due 5/15/2023 (h)                          2,481,413
                                             El Paso Corp.:
                                  625,000        6.75% due 5/15/2009                                                      625,000
                                  525,000        7% due 5/15/2011                                                         523,688
                                1,650,000    Reliant Energy, Inc., 6.75% due 12/15/2014                                 1,612,875
                                4,000,000    Southern Star Central Corp., 8.50% due 8/01/2010                           4,200,000
                                1,075,000    Tenaska Alabama Partners LP, 7% due 6/30/2021 (d)                          1,088,437
                                                                                                                  ---------------
                                                                                                                       21,580,663

Wireless Communications -       1,200,000    SBA Communications Corp., 8.50% due 12/01/2012                             1,293,000
0.4%

                                             Total Corporate Bonds (Cost - $334,199,354) - 87.3%                      313,444,940


                                             Floating Rate Loan Interests***
Health Care - 0.5%              1,850,000    HealthSouth Corp. Term Loan A, due 1/16/2011                               1,956,375

                                             Total Floating Rate Loan Interests (Cost - $1,850,000) - 0.5%              1,956,375


                                   Shares
                                     Held    Common Stocks
Energy - Other - 1.2%             240,600    Trico Marine Services, Inc.                                                4,499,220

Paper - 0.4%                      385,732    Western Forest Products, Inc. (b)(d)                                       1,259,739

                                             Total Common Stocks (Cost - $9,395,576) - 1.6%                             5,758,959


                                             Preferred Stocks
Broadcasting - 0.3%                26,000    Emmis Communications Corp. Class A, 6.25% (h)                              1,087,580

Telecommunications - 0.0%              34    PTV, Inc. Series A, 10%                                                           68

                                             Total Preferred Stocks (Cost - $1,089,615) - 0.3%                          1,087,648


                                             Warrants (e)
Cable - U.S. - 0.0%                61,075    Loral Space & Communications (expires 12/26/2006)                                672

Health Care - 0.0%                 52,113    HealthSouth Corp. (expires 1/16/2014)                                        130,283

Packaging - 0.0%                    3,250    Pliant Corp. (expires 6/01/2010)                                                  33

Service - 0.0%                     11,338    Maxim Crane Works Holdings, Inc. Series B-1
                                             (expires 1/20/2010)                                                            5,669
                                   11,569    Maxim Crane Works Holdings, Inc. Series B-2
                                             (expires 1/20/2010)                                                            2,892
                                    8,443    Maxim Crane Works Holdings, Inc. Series B-3
                                             (expires 1/20/2010)                                                              844
                                                                                                                  ---------------
                                                                                                                            9,405

Wireless Communications - 0.1%        950    American Tower Corp. (expires 8/01/2008)                                     281,067

                                             Total Warrants (Cost - $195,252) - 0.1%                                      421,460


                               Beneficial
                                 Interest    Other Interests (f)
Airlines - 0.8%           $     7,087,950    US Airways Group, Inc. - Certificate of Beneficial Interest                2,835,180

                                             Total Other Interests (Cost - $1,913,747) - 0.8%                           2,835,180


                                             Short-Term Securities
                           $   19,679,525    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (i)               19,679,525

                                             Total Short-Term Securities (Cost - $19,679,525) - 5.5%                   19,679,525

                                             Total Investments (Cost - $368,323,069*) - 96.1%                         345,184,087
                                             Other Assets Less Liabilities - 3.9%                                      13,937,511
                                                                                                                  ---------------
                                             Net Assets - 100.0%                                                  $   359,121,598
                                                                                                                  ===============

  * The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $            368,889,054
                                                   ========================
    Gross unrealized appreciation                  $              7,800,023
    Gross unrealized depreciation                              (31,504,990)
                                                   ------------------------
    Net unrealized depreciation                    $           (23,704,967)
                                                   ========================

 ** Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase by the Trust.

*** Floating rate loan interests in which the Trust invests generally pays interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, or (iii) the certificate of deposit rate.

  + For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

(a) Floating rate note.

(b) Non-income producing security.

(c) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of
    1933.

(e) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until expiration date.

(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.

(g) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(h) Convertible security.

(i) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated
    Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                  Net              Interest
    Affiliate                                   Activity             Income

    Merrill Lynch Liquidity Series,
    LLC Cash Sweep Series I                 $   (7,928,421)     $   140,014


    Financial futures contracts sold as of June 30, 2005 were as follows:


    Number of                            Expiration                  Unrealized
    Contracts        Issue                  Date       Face Value   Depreciation

      175  10-Year U.S. Treasury Bond  September 2005  $ 19,692,902  $ (164,129)

    Swaps outstanding as of June 30, 2005 were as follows:
                                                                        Notional       Unrealized
                                                                          Amount     Appreciation
    Sold credit default protection on Dow Jones CDX
    North America High Yield HB Index Series 4 and receive 5%

    Broker, Deutsche Bank AG London
    Expires June 2010                                              $     966,667     $     18,131

    Sold credit default protection on Dow Jones CDX North
    America High Yield HB Index Series 4 and receive 5%

    Broker, JPMorgan Chase Bank
    Expires June 2010                                              $   1,933,333            2,416
                                                                                     ------------
    Total                                                                            $     20,548
                                                                                     ============


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch U.S. High Yield Fund, Inc. and
Master U.S. High Yield Trust


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       Merrill Lynch U.S. High Yield Fund, Inc. and
       Master U.S. High Yield Trust


Date: August 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch U.S. High Yield Fund, Inc. and
       Master U.S. High Yield Trust


Date: August 19, 2005


By:    /s/ Donald C. Burke
       ----------------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch U.S. High Yield Fund, Inc. and
       Master U.S. High Yield Trust


Date: August 19, 2005